Exempt Party-in-Interest and Related Party Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value	$ 412,154,945	$ 367,811,455
Investment Income	57,845,121
Crane NXT Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value	3,062,490	$ 4,253,956
Investment Income	$ (646,665)
Shares	65,062	73,067
Cost basis	$ 2,589,515	$ 2,710,898
Crane Company Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value	5,122,497	$ 5,802,569
Investment Income	$ 1,104,837
Shares	27,775	38,238
Cost basis	$ 1,068,648	$ 1,468,017
EBP, Trustee | Managed Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value	365,437,281	$ 322,753,323
Investment Income	$ 52,778,997